Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On July 7, 2026, the Board approved a cash distribution for June 2026 of $0.22 per share for shareholders of record as of July 20. 2026.

On August 10, 2026, the shareholders, at a Special General Meeting, approved the transfer of $28.5 million to the Company’s Contributed Surplus Account from the Company's Share Premium account (Additional paid-in capital in the Company’s Consolidated Statement of Changes in Shareholder’s Equity).
On August 10, 2026, the Board approved a cash distribution for July 2026 of $0.22 per share for shareholders of record as of August 21. 2026.